Summary of significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Application and platform | Minimum
Intangible assets
Useful life	3 years
Application and platform | Maximum
Intangible assets
Useful life	10 years
Purchased software | Minimum
Intangible assets
Useful life	3 years
Purchased software | Maximum
Intangible assets
Useful life	5 years
Business license | Minimum
Intangible assets
Useful life	3 years
Business license | Maximum
Intangible assets
Useful life	5 years